Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments and financial risk management
Summary of carrying amounts of the Group's foreign currency denominated monetary assets and monetary liabilities

	Australian
Local currency thousand	Dollar	Euro	Total
As of 31 December 2024
Cash and cash equivalents	76,497	—	76,497
Trade and other receivables	661	—	661
Trade and other payables	(48,024)	(25)	(48,049)
Lease liabilities	(16,460)	—	(16,460)
Total	12,674	(25)	12,649

As of 31 December 2023
Cash and cash equivalents	1,446	—	1,446
Trade and other receivables	1,786	—	1,786
Trade and other payables	(47,232)	(31)	(47,263)
Lease liabilities	(15,806)	—	(15,806)
Total	(59,806)	(31)	(59,837)

Summary of estimated sensitivity to a 10% increase (decrease) in the U.S. dollar against the relevant foreign currencies

	Year ended 31 December
US$ thousand	2024	2023	2022
Australian Dollar
Profit or loss	788	5,981	—

Other
Profit or loss	2	3	—

Summary of maturity profile of the Group's financial liabilities based on contractual terms

		Undiscounted contractual
		cash flows
	Carrying	Within 1		More than
US$ thousand	amount	year	1 - 2 years	2 years

31 December 2024
Non-derivative financial liabilities
Trade payables and accrued liabilities	51,050	51,050	—	—
Mezzanine Debt Facility	95,003	21,087	21,087	176,073
Senior Syndicated Facility Agreement	154,676	54,247	123,457	—
Copper Purchase Agreement	85,911	10,444	12,160	185,201
Silver Purchase Agreement	67,601	12,007	14,628	124,013

Derivative financial liabilities
Commodity swap liability	12,120	7,635	5,381	—
	466,361	156,470	176,713	485,287

31 December 2023
Non-derivative financial liabilities
Trade payables and accrued liabilities	89,921	89,921	—	—
Mezzanine Debt Facility	85,567	24,888	22,592	200,859
Senior Syndicated Facility Agreement	207,916	72,546	53,817	121,542
Copper Purchase Agreement	84,818	6,414	11,281	175,836
Silver Purchase Agreement	70,574	9,255	8,987	102,931

Derivative financial liabilities
Commodity swap liability	12,559	4,637	5,606	3,044
	551,355	207,661	102,283	604,212
31 December 2022
Non-derivative financial liabilities
Trade payables and accrued liabilities	927	927	—	—
Promissory note – related party	786	786	—	—
	1,713	1,713	—	—